Contents of Significant Accounts - Summary of Provisions (Detail) - TWD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Contents Of Significant Accounts [Abstract]
Decommissioning Liabilities (classified under other noncurrent liabilities)	$ 898,273	$ 695,168
Onerous Contracts (classified under other current liabilities)	160,114	281,244
Others (classified under other current liabilities)	69,202	0
Total	$ 1,127,589	$ 976,412